Shareholders' Equity (Details) - Schedule of Black-Scholes Option-Pricing Model - Black- Scholes option-pricing [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity (Details) - Schedule of Black-Scholes Option-Pricing Model [Line Items]
Dividend yield	0.00%	0.00%
Minimum [Member]
Shareholders' Equity (Details) - Schedule of Black-Scholes Option-Pricing Model [Line Items]
Expected volatility	74.26%	50.75%
Risk-free interest rate	3.45%	1.52%
Expected term (years)	6 years 3 months	5 years 6 months 7 days
Maximum [Member]
Shareholders' Equity (Details) - Schedule of Black-Scholes Option-Pricing Model [Line Items]
Expected volatility	81.80%	52.75%
Risk-free interest rate	4.28%	4.34%
Expected term (years)	10 years	10 years